Financial Assets Held for Trading (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets Held For Trading Trading Investments Explanatory [Abstract]
Schedule of instruments deemed as financial trading investments
	As of December 31,
	2020	2019
	MCh$	MCh$

Chilean Central Bank and Government securities
Chilean Central Bank Bonds	419	1,952
Chilean Central Bank Notes	-	-
Other Chilean Central Bank and Government securities	131,827	268,252
Subtotal	132,246	270,204

Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Chilean financial institution bonds	-	-
Chilean corporate bonds	1,472	-
Other Chilean securities	-	-
Subtotal	1,472	-

Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial instruments	-	-
Subtotal		-

Investments in mutual funds
Funds managed by related entities	-	-
Funds managed by others	-	-
Subtotal	-	-

Total	133,718	270,204